Income Taxes - Additional Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Effective Income Tax Rate, Continuing Operations	34.60%	36.30%	36.20%	37.40%	38.10%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ (2,600,000)	$ (1,200,000)
Undistributed earnings of foreign subsidiaries			74,000,000
Net operating loss carryforwards			4,451,000	4,722,000
Tax credit carryforwards			1,000,000	1,000,000
Valuation allowance			1,631,000	1,911,000
Change in valuation allowance			300,000
Accumulated interest and penalties			600,000	1,200,000
Accumulated interest and penalties recorded through the income tax provision			200,000	200,000	200,000
Deferred tax asset, accumulated interest balance			100,000	200,000
Unrecognized tax benefits that would impact effective tax rate			1,600,000	3,800,000
Unrecognized tax benefits that would impact deferred taxes			700,000	1,700,000
Estimated upper bound of reasonably possible changes in unrecognized tax benefits within the next 12 months			400,000
Estimated upper bound of reasonably possible changes in unrecognized tax benefits that will impact the effective tax rate within the next 12 months			300,000
Foreign Tax Authority
Income Taxes [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	(1,600,000)	900,000
State and Local Jurisdiction
Income Taxes [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 900,000